Note 5 – Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Note 5 – Fair Value Measurements

Note 5 – Fair Value Measurements

The Company records its financial assets and liabilities at fair value. The carrying amounts of certain of the Company’s financial instruments, including cash, trade and other receivables, net, and accounts payable, approximate their fair value due to their short maturities. Fair value is defined as the exchange price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance for fair value establishes a framework for measuring fair value and a fair value hierarchy that prioritizes the inputs used in valuation techniques. The accounting standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - Observable inputs, such as unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs, either directly or indirectly, other than quoted prices in active markets for identical assets or liabilities, such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities; therefore, requiring an entity to develop its own valuation techniques and assumptions.

An entity may choose to measure many financial instruments and certain other items at fair value at specified election dates.

The Company’s Simplified Companies deferred consideration was carried at fair value, determined according to Level 3 inputs in the fair value hierarchy described above. Any subsequent changes in the estimated fair value of the deferred consideration are recorded in the consolidated statements of operations.

The following tables set forth the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as follows:

Note 5 - Fair Value Measurements - Hierarchy for Financial Assets (Details)	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Deferred consideration (current and non-current)	$—	$—	$558,893	$558,893

December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Deferred consideration (current and non-current)	$—	$—	$—	$—